[GRAPHIC OMITTED]
                              WARBURG PINCUS FUNDS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT

                                   SEMIANNUAL
                                     REPORT

                                 APRIL 30, 2000
                                   (UNAUDITED)

                                 WARBURG PINCUS
                              EMERGING MARKETS FUND
                              (INSTITUTIONAL CLASS)

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Warburg Pincus Funds, P.O. Box 8500, Boston, MA 02266-8500.

Provident Distributors, Inc., Distributor, located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                   June 20, 2000

Dear Shareholder:

   The Institutional Class shares of Warburg Pincus Emerging Markets Fund had a loss of 20.41% for the period starting February 12, 2000 (the inception date of the Fund's Institutional Class) and ending April 30, 2000. The Fund's performance reflected a very difficult backdrop for emerging stock markets over the 11-week period. The vast majority of these markets had solid gains in 1999, but struggled early in 2000, hampered by bouts of profit-taking and by a sharp downturn in rapid-growth and technology shares in April (a development that prompted investors to favor less-risky asset classes in general, at least temporarily).

   While the commencement of the Fund's Institutional Class proved untimely, we have a positive outlook on the longer-term prospects for emerging stock markets. Our optimism is founded on several factors, not the least of which is projected continued growth in the global economy, which stands to support corporate earnings while easing risk concerns. We also believe that numerous emerging market companies will continue to benefit from a strong and rising worldwide outsourcing trend. As companies within developed markets seek to control costs, they are likely to increasingly delegate non-core functions to emerging-market companies across a range of industries. In addition, valuations on emerging stock markets remain historically compelling compared to those on developed markets, notwithstanding the healthy gains made by many emerging-market stocks last year.

   True, emerging stock markets will likely remain quite volatile over the short term. The recent turmoil in technology-type stocks in particular could persist for a spell, fueling frequent shifts in sentiment regarding riskier asset classes. And certain emerging markets remain vulnerable to global interest-rate uncertainties (though we note that interest rates in most emerging-market economies are well below levels seen 18 months ago). But all told, we see ample grounds for optimism, with numerous emerging-market companies poised for revenue and earnings improvements. Our efforts, within this underfollowed asset class, will remain devoted to identifying countries and companies with the best long-term growth potential.

Richard Watt
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (76.9%)
AUSTRALIA (0.0%)
OIL & GAS (0.0%)
    Novus Petroleum, Ltd.                                   682     $       557
                                                                    -----------
    TOTAL AUSTRALIA                                                         557
                                                                    -----------
BRAZIL (8.3%)
BANKS (0.9%)
    Uniao de Bancos Brasileiros SA GDR                   31,670         789,771
                                                                    -----------
BEVERAGES (0.8%)
    Companhia Cervejaria Brahma ADR                      46,700         723,850
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.0%)
    Embratel Participacoes SA ADR(DAGGER)                64,700       1,455,750
    Tele Centro Sul Participacoes SA ADR                 18,700       1,192,125
    Tele Norte Leste Participacoes SA ADR                76,855       1,368,980
    Telecommunications de Sao Paulo SA ADR               21,000         530,250
                                                                    -----------
                                                                      4,547,105
                                                                    -----------
FOOD & DRUG RETAILING (0.9%)
    Companhia Brasileira de Distribuicao Grupo Pao
      de Acucar ADR                                      29,230         833,055
                                                                    -----------
PAPER & FOREST PRODUCTS (0.7%)
    Aracruz Celulose ADR                                 34,400         642,850
                                                                    -----------
    TOTAL BRAZIL                                                      7,536,631
                                                                    -----------
CHILE (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
    Companhia de Telecomunicaciones de Chile SA ADR      70,300       1,300,550
                                                                    -----------
    TOTAL CHILE                                                       1,300,550
                                                                    -----------
CHINA (2.6%)
CHEMICALS (1.8%)
    Yizheng Chemical Fibre Co., Ltd.(DAGGER)          8,570,000       1,661,411
                                                                    -----------
ELECTRIC UTILITIES (0.8%)
    Huaneng Power International, Inc. ADR                79,200         732,600
                                                                    -----------
    TOTAL CHINA                                                       2,394,011
                                                                    -----------
EGYPT (0.1%)
BANKS (0.1%)
    Commercial International Bank, Ltd.                      26             283
    Mibbank International                                 5,410          90,782
                                                                    -----------
                                                                         91,065
                                                                    -----------
    TOTAL EGYPT                                                          91,065
                                                                    -----------
GREECE (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Hellenic Telecommunication Organization
      SA ADR(DAGGER)                                     39,601         462,837
                                                                    -----------
    TOTAL GREECE                                                        462,837
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
HONG KONG (5.9%)
COMPUTERS & PERIPHERALS (1.6%)
    Legend Holdings, Ltd.                             1,248,000     $ 1,450,049
                                                                    -----------
DIVERSIFIED FINANCIALS (0.0%)
    Beijing Enterprises Holding Co.(DAGGER)              11,100          12,113
                                                                    -----------
HOUSEHOLD DURABLES (0.0%)
    Guangdong Kelon Electrical Holdings Co., Ltd.        40,738          25,366
                                                                    -----------
INTERNET SOFTWARE & SERVICES (0.3%)
    Pacific Century Cyberworks, Ltd.(DAGGER)            163,000         303,442
                                                                    -----------
PERSONAL PRODUCTS (0.0%)
    Li & Fung, Ltd.                                      10,000          38,644
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES (4.0%)
    China Telecommunications, Ltd. ADR                   16,100       2,361,669
    China Telecommunications, Ltd.(DAGGER)              176,000       1,271,026
                                                                    -----------
                                                                      3,632,695
                                                                    -----------
    TOTAL HONG KONG                                                   5,462,309
                                                                    -----------
HUNGARY (1.1%)
BANKS (0.3%)
    OTP Bank                                              5,364         238,196
    OTP Bank Rt. GDR 144A                                 1,400          62,169
                                                                    -----------
                                                                        300,365
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    Matav RT ADR                                         14,800         515,225
                                                                    -----------
OIL & GAS (0.0%)
    MOL Magyar Olaj - Es Gazipari                         1,100          19,415
                                                                    -----------
PHARMACEUTICALS (0.2%)
    Gedeon Richter                                        3,000         166,500
                                                                    -----------
    TOTAL HUNGARY                                                     1,001,505
                                                                    -----------
INDIA (5.7%)
AUTOMOBILES (0.0%)
    Mahindra & Mahindra, Ltd.                             1,750          10,665
    Mahindra & Mahindra, Ltd. GDR                         2,000          13,500
                                                                    -----------
                                                                         24,165
                                                                    -----------
BANKS (0.0%)
    State Bank of India, Ltd. GDR                         1,600          15,200
                                                                    -----------
BEVERAGES (0.1%)
    ITC Agro-Tech, Ltd. GDR(DAGGER)                       2,200          37,510
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
INDIA (cont'd)
CHEMICALS (0.2%)
    Grasim Industries, Ltd.                                 500     $     4,123
    Reliance Industries, Ltd.                             4,659          37,021
    Reliance Industries, Ltd. GDR                         4,304         112,012
                                                                    -----------
                                                                        153,156
                                                                    -----------
DIVERSIFIED FINANCIALS (1.0%)
    Icici, Ltd.(DAGGER)                                  34,600         877,975
    Morgan Stanley India Investment Fund, Inc.              100           1,212
                                                                    -----------
                                                                        879,187
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    Videsh Sanchar Nigam, Ltd.                           30,800         585,200
                                                                    -----------
GAS UTILITIES (0.0%)
    Gas Authority of India, Ltd.                          2,400          15,600
                                                                    -----------
INDUSTRIAL CONGLOMERATES (0.0%)
    Larsen & Toubro, Ltd. GDR                             1,800          24,750
    Larsen & Toubro, Ltd.                                 2,093          11,195
                                                                    -----------
                                                                         35,945
                                                                    -----------
INTERNET & SOFTWARE SERVICES (0.1%)
    SSI, Ltd.(DAGGER)                                     8,400          73,500
                                                                    -----------
IT CONSULTING & SERVICES (1.3%)
    Aptech, Ltd.                                         27,730       1,156,049
                                                                    -----------
METALS & MINING (0.1%)
    Hindalco Industries, Ltd.                             4,000          68,000
                                                                    -----------
OIL & GAS (0.1%)
    Hindustan Petroleum Corp., Ltd.                      32,400          83,011
                                                                    -----------
PHARMACEUTICALS (0.1%)
    Ranbaxy Laboratories, Ltd.                            2,800          53,410
                                                                    -----------
SOFTWARE (2.1%)
    Pentamedia Graphics, Ltd.                            41,777         608,146
    Satyam Computers                                     18,600       1,329,298
                                                                    -----------
                                                                      1,937,444
                                                                    -----------
    TOTAL INDIA                                                       5,117,377
                                                                    -----------
ISRAEL (0.5%)
IT CONSULTING & SERVICES (0.5%)
    Check Point Software Technologies, Ltd.               2,536         438,728
                                                                    -----------
    TOTAL ISRAEL                                                        438,728
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
MALAYSIA (9.8%)
BANKS (2.5%)
    Commerce Asset Holdings BHD                         172,300     $   485,172
    Malayan Banking BHD                                 303,000       1,259,872
    Public Bank                                         368,476         513,939
                                                                    -----------
                                                                      2,258,983
                                                                    -----------
DIVERSIFIED FINANCIALS (0.5%)
    AMMB Holdings Berhad                                123,378         467,549
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    Telekom Malaysia Berhad                             252,000         875,389
                                                                    -----------
ELECTRIC UTILITIES (1.1%)
    Tenaga Nasional BHD                                 309,000       1,024,603
                                                                    -----------
HOTELS RESTAURANTS & LEISURE (3.7%)
    Berjaya Sports Toto                                 181,000         378,680
    Genting Berhad                                      154,440         621,839
    Resorts World                                       417,000       1,349,795
    Tanjong PLC                                         368,000       1,016,866
                                                                    -----------
                                                                      3,367,180
                                                                    -----------
MEDIA (0.6%)
    New Straits Times Press                             165,278         552,390
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.4%)
    Unisem (M) Berhad                                    39,100         347,278
                                                                    -----------
    TOTAL MALAYSIA                                                    8,893,372
                                                                    -----------
MEXICO (7.0%)
BANKS (0.5%)
    Grupo Financiero Banamex Accival SA de CV           112,809         407,459
                                                                    -----------
BEVERAGES (1.8%)
    Coca-Cola Femsa SA ADR                                4,063          75,419
    Fomento Economico Mexicano SA de CV ADR(DAGGER)      36,400       1,501,500
    Grupo Modelo SA de CV Class C                        24,284          51,596
                                                                    -----------
                                                                      1,628,515
                                                                    -----------
CONSTRUCTION MATERIALS (0.9%)
    Cemex SA de CV ADR(DAGGER)                           38,730         847,219
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
    Carso Global Telecom SA                             164,872         437,874
    Telefonos de Mexico SA ADR                           33,600       1,976,100
                                                                    -----------
                                                                      2,413,974
                                                                    -----------
MEDIA (0.1%)
    Grupo Televisa SA                                     2,000         126,875
                                                                    -----------
MULTILINE RETAIL (0.1%)
    Wal-Mart de Mexico SA de CV                           4,600         106,531
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
MEXICO (cont'd)
PAPER & FOREST PRODUCTS (0.1%)
    Kimberly-Clark de Mexico SA de CV Class A            13,417     $    43,188
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    Grupo Iusacell SA ADR Series V(DAGGER)               46,727         744,712
                                                                    -----------
    TOTAL MEXICO                                                      6,318,473
                                                                    -----------
RUSSIA (1.2%)
ELECTRIC UTILITIES (0.3%)
    Unified Energy Systems ADR                           15,700         292,648
                                                                    -----------
OIL & GAS (0.9%)
    Lukoil Holding ADR                                    7,300         440,044
    Surgutneftegaz ADR                                   22,300         338,402
                                                                    -----------
                                                                        778,446
                                                                    -----------
    TOTAL RUSSIA                                                      1,071,094
                                                                    -----------
SINGAPORE (0.0%)
BANKS (0.0%)
    Overseas Chinese Banking Corp., Ltd.                    242           1,658
                                                                    -----------
MEDIA (0.0%)
    Singapore Press Holdings, Ltd.                           39             763
                                                                    -----------
    TOTAL SINGAPORE                                                       2,421
                                                                    -----------
SOUTH AFRICA (6.1%)
BANKS (0.5%)
    African Bank Investments, Ltd.                      221,300         478,229
    Standard Bank Investment Corp., Ltd.                  1,300           4,794
                                                                    -----------
                                                                        483,023
                                                                    -----------
BEVERAGES (0.2%)
    South African Breweries PLC                          18,791         138,592
                                                                    -----------
DIVERSIFIED FINANCIALS (1.4%)
    Johnnies Industrial Corp., Ltd.                      22,994         339,181
    Rembrant Group, Ltd.                                114,700         889,951
                                                                    -----------
                                                                      1,229,132
                                                                    -----------
HOUSEHOLD DURABLES (0.0%)
    JD Group, Ltd.                                          400           2,696
                                                                    -----------
INDUSTRIAL CONGLOMERATES (0.8%)
    Imperial Holdings, Ltd.                              86,904         743,507
                                                                    -----------
INSURANCE (1.2%)
    Liberty Life Association of Africa, Ltd.                139           1,302
    Sanlam, Ltd.(DAGGER)                                930,008       1,104,332
                                                                    -----------
                                                                      1,105,634
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
SOUTH AFRICA (cont'd)
IT CONSULTING & SERVICES (0.5%)
    Comparex Holdings, Ltd.                              10,700     $    16,020
    Dimension Data Holdings, Ltd.(DAGGER)                61,093         401,022
                                                                    -----------
                                                                        417,042
                                                                    -----------
METALS & MINING (0.3%)
    Impala Platinum Holdings Ltd.                         8,900         282,258
                                                                    -----------
PAPER & FOREST PRODUCTS (1.2%)
    Sappi, Ltd.(DAGGER)                                 153,482       1,075,395
                                                                    -----------
    TOTAL SOUTH AFRICA                                                5,477,279
                                                                    -----------
SOUTH KOREA (10.1%)
BANKS (1.0%)
    Housing & Commercial Bank of Korea GDR#               1,827          31,470
    Housing & Commercial Bank of Korea                   49,005         839,040
                                                                    -----------
                                                                        870,510
                                                                    -----------
BEVERAGES (0.0%)
    Hite Brewery Co., Ltd.                                    2              57
                                                                    -----------
CHEMICALS (1.0%)
    LG Chemical, Ltd.                                    38,000         873,197
                                                                    -----------
CONSTRUCTION & ENGINEERING (0.1%)
    Daelim Industrial Co., Ltd.                          13,952          77,824
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
    Dacom Corp.                                           1,700         246,640
    Korea Telecom Corp.(DAGGER)                          14,000         956,282
    Korea Telecom Corp. ADR(DAGGER)                       1,800          62,100
                                                                    -----------
                                                                      1,265,022
                                                                    -----------
ELECTRIC UTILITIES (1.4%)
    Korea Electric Power Corp.                           41,000       1,200,759
    Korea Electric Power Corp. ADR                        2,600          42,575
                                                                    -----------
                                                                      1,243,334
                                                                    -----------
HOUSEHOLD DURABLES (0.6%)
    LG Electronics                                       19,944         531,977
    LG Electronics GDR                                    2,400          32,100
                                                                    -----------
                                                                        564,077
                                                                    -----------
MEDIA (0.5%)
    Cheil Communications, Inc.                            3,954         415,099
                                                                    -----------
METALS & MINING (0.9%)
    Pohang Iron & Steel Co., Ltd.                        10,000         799,782
    Pohang Iron & Steel Co., Ltd. ADR                     1,100          23,100
                                                                    -----------
                                                                        822,882
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
SOUTH KOREA (cont'd)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
    Samsung Electronics Co., Ltd.                         7,747     $ 2,094,322
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    Sk Telecom Co., Ltd.                                  3,040         808,136
                                                                    -----------
    TOTAL SOUTH KOREA                                                 9,034,460
                                                                    -----------
TAIWAN (9.7%)
INTERNET SOFTWARE & SERVICES (0.5%)
    GigaMedia, Ltd.                                      17,600         422,400
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.2%)
    Hon Hai Precision Industry Co., Ltd. ADR              2,900          80,982
    Macronix International Co., Ltd. ADR                 46,000       1,405,875
    Taiwan Semiconductor Manufacturing
      Co., Ltd.(DAGGER)                                 312,310       2,009,338
    Taiwan Semiconductor Manufacturing
      Co., Ltd. ADR(DAGGER)                              44,700       2,338,369
    United Microelectronics Co., Ltd.(DAGGER)           731,350       2,472,103
                                                                    -----------
                                                                      8,306,667
                                                                    -----------
    TOTAL TAIWAN                                                      8,729,067
                                                                    -----------
THAILAND (0.5%)
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    Advanced Information Service Public Co., Ltd.        38,391         449,597
                                                                    -----------
    TOTAL THAILAND                                                      449,597
                                                                    -----------
TURKEY (6.4%)
BANKS (3.5%)
    Dogan Yayin Holding AS                              46,402,494    1,120,575
    Yapi Ve Kredi Bankasi AS                            63,776,184    2,036,108
                                                                    -----------
                                                                      3,156,683
                                                                    -----------
DIVERSIFIED FINANCIALS (2.3%)
    Koc Holding AS                                      4,120,083       826,323
    Turkiye Is Bankasi AS Class C                       23,070,000    1,265,319
                                                                    -----------
                                                                      2,091,642
                                                                    -----------
FOOD & DRUG RETAILING (0.6%)
    Migros Turkey TAS                                   797,940         542,158
                                                                    -----------
    TOTAL TURKEY                                                      5,790,483
                                                                    -----------
TOTAL COMMON STOCKS (Cost $63,780,589)                               69,571,816
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
PREFERRED STOCKS (5.9%)
BRAZIL (4.8%)
BANKS (0.7%)
    Banco Itau SA                                     8,677,286     $   649,191
                                                                    -----------
OIL & GAS (2.6%)
    Petroleo Brasileiro SA                           10,133,220       2,415,305
                                                                    -----------
METALS & MINING (1.5%)
    Companhia Vale do Rio Doce Class A                   53,484       1,324,910
                                                                    -----------
    TOTAL BRAZIL                                                      4,389,406
                                                                    -----------
TAIWAN (0.1%)
BANKS (0.1%)
    Taishin International Bank(DAGGER)                  306,735          98,173
                                                                    -----------
    TOTAL TAIWAN                                                         98,173
                                                                    -----------
THAILAND (1.0%)
BANKS (1.0%)
    Siam Commercial Bank Public Co., Ltd.(DAGGER)     1,077,012         862,541
                                                                    -----------
    TOTAL THAILAND                                                      862,541
                                                                    -----------
TOTAL PREFERRED STOCKS (Cost $4,472,828)                              5,350,120
                                                                    -----------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    Telecomasia Corp. Public Co., Ltd.(DAGGER)          191,873               0
                                                                    -----------
    TOTAL THAILAND                                                            0
                                                                    -----------
TOTAL RIGHTS (Cost $0)                                                        0
                                                                    -----------
SHORT-TERM INVESTMENTS (8.7%)
    Institutional Money Market Trust                  3,594,871       3,594,871
    RBB Select Sweep                                  4,266,569       4,266,569
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $7,861,440)                        7,861,440
                                                                    -----------
TOTAL INVESTMENTS AT VALUE (91.5%) (Cost $76,114,857*)               82,783,376

OTHER ASSETS IN EXCESS OF LIABILITIES (8.5%)                          7,734,907
                                                                    -----------
NET ASSETS (100.0%)                                                 $90,518,283
                                                                    ===========

                            INVESTMENT ABBREVIATIONS
                       ADR = American Depository Receipt
                       GDR = Global Depository Receipt
--------------------------------------------------------------------------------
+  Non-income producing security.
*  Cost for federal income tax purposes is $76,132,456.
#  Restricted security.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
    Investments, at value (Cost - $76,114,857)                     $ 82,783,376
    Foreign currency (Cost - $6,745,871)                              6,743,711
    Receivable for investments sold                                   1,473,362
    Receivable for Fund shares sold                                   1,155,964
    Dividends, interest and reclaim receivable                          203,541
    Prepaid expenses and other assets                                    72,324
    Cash                                                                  2,252
    Receivable from investment adviser                                      829
                                                                   ------------
      Total Assets                                                   92,435,359
                                                                   ------------
LIABILITIES
    Advisory fee payable                                                 23,434
    Administrative services fee payable                                   3,528
    Payable for investments purchased                                   438,994
    Accrued expenses payable                                             87,202
    Deferred capital gains taxes                                      1,356,275
    Other liabilities                                                     7,643
                                                                   ------------
      Total Liabilities                                               1,917,076
                                                                   ------------
NET ASSETS
    Capital stock, $0.001 par value                                     120,126
    Paid-in capital                                                 120,006,279
    Accumulated net realized loss from security transactions and
      foreign currency related items                                (33,772,660)
    Net unrealized appreciation from investments and
      foreign currency related items                                  4,164,538
                                                                   ------------
      Net Assets                                                   $ 90,518,283
                                                                   ============
COMMON SHARES
    Net assets                                                     $ 85,540,044
                                                                   ------------
    Shares outstanding                                                7,541,811
                                                                   ------------
    Net asset value, offering price and redemption price per share $      11.34
                                                                   ============
ADVISOR SHARES
    Net assets                                                     $     85,898
                                                                   ------------
    Shares outstanding                                                    7,780
                                                                   ------------
    Net asset value, offering price and redemption price per share $      11.04
                                                                   ============
INSTITUTIONAL SHARES
    Net assets                                                     $   4,892,341
                                                                   -------------
    Shares outstanding                                                   430,958
                                                                   -------------
    Net asset value, offering price and redemption price per share $       11.35
                                                                   =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                                     $   908,378
    Interest                                                          138,881
    Foriegn Taxes Withheld                                            (75,176)
                                                                  -----------
      Total investment income                                         972,083
                                                                  -----------
EXPENSES:
    Investment advisory fees                                          629,283
    Administrative services fees                                       38,323
    Shareholder servicing/distribution fees                           122,934
    Administration and accounting fees                                 67,476
    Interest expense                                                   67,366
    Custodian/Sub-custodian fees                                       67,224
    Transfer agent fees                                                64,121
    Registration fees                                                  30,294
    Printing fees                                                      25,542
    Legal fees                                                         12,789
    Audit fees                                                          5,850
    Directors fees                                                      5,765
    Offering/Organizational costs                                       1,986
    Insurance expense                                                     374
    Miscellaneous expense                                                 371
                                                                  -----------
                                                                    1,139,698

    Less: fees waived and transfer agent offsets                     (312,571)
                                                                  -----------
      Total expenses                                                  827,127
                                                                  -----------
        Net investment income                                         144,956
                                                                  -----------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS:
    Net realized gain from security and other
      related transactions                                         25,604,602
    Net realized loss from foreign currency related items            (285,636)
    Net change in unrealized appreciation
      (depreciation) from investments                              (4,064,928)
    Net change in unrealized appreciation (depreciation) from
      foreign currency related items                               (2,412,895)
                                                                  -----------
    Net realized and unrealized gain from investments and
      foreign currency related items                               18,841,143
                                                                  -----------
    Net increase in net assets resulting from operations          $18,986,099
                                                                  ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              FOR THE
                                                                            SIX MONTHS
                                                                               ENDED           FOR THE
                                                                          APRIL 30, 2000      YEAR ENDED
                                                                            (UNAUDITED)    OCTOBER 31, 1999
                                                                          ---------------  ----------------
FROM OPERATIONS:
  Net investment income                                                     $     144,956    $     361,573
  Net realized gain from security and other related transactions
    (net of capital gains taxes of $940,534 for Emerging Markets)              25,604,602        3,365,256
  Net realized loss from foreign currency related items                          (285,636)        (759,014)
  Net change in unrealized appreciation (depreciation)
    from investments                                                           (4,064,928)      20,175,686
  Net change in unrealized appreciation (depreciation) from
    foreign currency related items (net of estimated deferred
    capital gains taxes of $1,134,403 for Emerging Markets)                    (2,412,895)         (86,198)
                                                                            -------------    -------------
    Net increase in net assets resulting from operations                       18,986,099       23,057,303
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                215,610,179      164,611,366
  Net asset value of shares redeemed                                         (211,902,722)    (180,058,486)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions       3,707,457      (15,447,120)
                                                                            -------------    -------------
    Net increase in net assets                                                 22,693,556        7,610,183

NET ASSETS:
  Beginning of period                                                          67,824,727       60,214,544
                                                                            -------------    -------------
  End of period                                                             $  90,518,283    $  67,824,727
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME:                                        $           0    $           0
                                                                            =============    =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Class share of the Fund Outstanding Throughout Each
Period)
--------------------------------------------------------------------------------
                                                   FEBRUARY 12, 2000
                                                     (COMMENCEMENT
                                                    OF OPERATIONS)
                                                THROUGH APRIL 30, 2000
                                                      (UNAUDITED)
                                                ----------------------
PER-SHARE DATA
  Net asset value, beginning of period                   $14.26
                                                         ------
INVESTMENT ACTIVITIES:
  Net investment loss                                     (0.04)
  Net loss on investments and foreign currency
    related items (both realized and unrealized)          (2.87)
                                                         ------
      Total from investment activities                    (2.91)
                                                         ------
NET ASSET VALUE, END OF PERIOD                           $11.35
                                                         ======
Total return                                             (20.41)%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                 $4,892
  Ratio of expenses to average net assets                  1.35%*
  Ratio of net loss to average net assets                 (4.04)%*
  Decrease reflected in above operating expense ratios
    due to waivers/reimbursements                           .26%*
Portfolio turnover rate                                  117.51%

--------------------------------------------------------------------------------
+  Non annualized.
*  Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The  Warburg  Pincus   Emerging   Markets  Fund  (the  "Fund"),   a  Maryland
Corporation, is registered under the 1940 Act as a non-diversified, open-end management investment company.

   The Investment objective for the Fund is to seek growth of capital.

   Emerging Markets offers three classes of shares, one class being referred to as the Common Class, one class being referred to as the Advisor Class, and one class being referred to as the Institutional Class. Common, Advisor, and Institutional shares of the Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Common Class shares. Institutional Class shares of the Fund are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed. .75% of the average daily net asset value of the Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets.

   The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fairvalue. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   When the Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

   The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Funds' access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. Effective November 1, 1998, class specific expenses no longer include transfer agent fees; accordingly these fees will be allocated proportionately based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   The Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2000, the Fund had no open forward foreign currency contracts.

   Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for the Fund. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Costs incurred in connection with organization and offering of shares have been deferred and are being amortized over a period of five years and one year, respectively, from the date each Fund commenced its operations.

   Pursuant  to an  Exemptive  Order  issued  by  the  Securities  and  Exchange
Commission, the Fund, along with other Funds advised by Credit Suisse Asset Management, LLC, the Funds' investment adviser ("CSAM"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2000, the Fund had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Fund has an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense.

   For the six months ended April 30, 2000, the Fund received credits or reimbursements under this arrangement in the amount of $13,493.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   CSAM serves as the Fund's investment advisor. For its investment advisory services, CSAM receives a fee of 1.25% of the Fund's average daily net assets.

   For the six months ended April 30, 2000, investment advisory fees and waivers were:

                       GROSS                                  NET
                   ADVISORY FEE          WAIVER          ADVISORY FEE
                   ------------        ----------        ------------
                     $629,283          $(312,571)          $316,712

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI") a wholly-owned subsidiary of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group ("PNC"), serve as the Fund's co-administrators. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets.

   For the six months ended April 30, 2000, administrative services fees earned by CSAMSI amounted to $38,323.

   For administrative services, PFPC currently receives a fee calculated at an annual rate of .12% on the Fund's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08% on the next $250 million in average daily net assets and .05% of the average daily net assets over $750 million, exclusive of out-of-pocket expenses.

   For the six months ended April 30, 2000, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) amounted to $67,476.

   CSAMSI served as distributor of the Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. No compensation is payable by the Fund to PDI for distribution services. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its selling services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common Class shares of the Fund and at an annual rate of .50% of the Advisor Class shares of the Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

   For  the  six  months  ended  April  30,  2000,   shareholder  servicing  and
distribution fees paid to CSAMSI were as follows:

                                               SHAREHOLDER SERVICING
                                                 DISTRIBUTION FEE
                                               --------------------
            Common Class shares                       $122,742
            Advisor Class shares                           192
                                                      --------
                                                      $122,934
                                                      ========

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

3. LINE OF CREDIT

   The Fund, together with other Funds advised by CSAM, has established a $250 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent as well as certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemptions. Under the terms of the Credit Facility, the Fund with access to the Credit Facility pays an aggregate commitment fee at a rate of .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. At April 30, 2000, there were no loans outstanding for the Fund. During the six months ended April 30, 2000, the Fund had the following borrowings under the Credit Facility:

                                         AVERAGE            MAXIMUM
                   AVERAGE DAILY        INTEREST          DAILY LOAN
                   LOAN BALANCE          RATE %           OUTSTANDING
                  ---------------       --------         -------------
                    $1,095,521           6.449%           $13,366,000

4. INVESTMENTS IN SECURITIES

   For the six months ended April 30, 2000,  purchases  and sales of  investment
securities   (excluding   short-term    investments)   were   $107,020,324   and
$121,503,589, respectively.

   At April 30, 2000, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                    UNREALIZED         UNREALIZED       NET UNREALIZED
                   APPRECIATION       DEPRECIATION       APPRECIATION
                  --------------     --------------     --------------
                    $14,596,194       $(7,947,434)        $6,648,760

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, one billion are classified as Advisor shares, and one billion are classified as Institutional shares. Transactions in the classes of the Fund were as follows:

                                                                                                       INSTITUTIONAL
                                             COMMON CLASS SHARES             ADVISOR CLASS SHARES      CLASS SHARES
                                      -------------------------------   ----------------------------  --------------
                                         FOR THE                            FOR THE                      FOR THE
                                        SIX MONTHS         FOR THE         SIX MONTHS     FOR THE       SIX MONTHS
                                           ENDED          YEAR ENDED         ENDED      YEAR ENDED         ENDED
                                      APRIL 30, 2000     OCTOBER  31,   APRIL 30, 2000  OCTOBER  31,   APRIL 30, 2000
                                        (UNAUDITED)          1999          (UNAUDITED)      1999         (UNAUDITED)
                                      ---------------   --------------  -------------   ------------   --------------
Shares sold                               16,950,216       20,639,374       15,789          3,005           436,578
Shares redeemed                          (16,721,024)     (22,454,708)      12,663         (2,367)           (5,620)
                                       -------------    -------------    ---------       --------        ----------
Net increase (decrease) in
  shares outstanding                         229,192       (1,815,334)       3,126            638           430,958
                                       =============    =============    =========       ========        ==========
Proceeds from sale of shares           $ 209,187,646    $ 164,584,361    $ 202,387       $ 27,005        $6,220,146
Net asset value of shares redeemed      (211,665,538)    (180,042,232)    (162,368)       (16,254)          (74,816)
                                       -------------    -------------    ---------       --------        ----------
Net increase (decrease) from capital
  share transactions                   $  (2,477,892)   $ (15,457,871)   $  40,019       $ 10,751        $6,145,330
                                       =============    =============    =========       ========        ==========


6. SHAREHOLDER MEETING RESULTS

   A special meeting of shareholders of Warburg, Pincus Emerging Markets II Fund, Inc. (the "EM II Fund") was held on February 10, 2000. The following matter was voted upon by the shareholders and the resulting votes are presented below.

   To approve the Agreement and Plan of Reorganization, dated December 1, 1999 and amended as of January 27, 2000, providing that (1) the EM II Fund would transfer to Warburg, Pincus Emerging Markets Fund, Inc. (the "EM Fund") all or substantially all of the EMIIFund's assets in exchange for shares of the EM Fund and the assumption by the EM Fund of the EM II Fund's liabilities, (2) such shares of the EM Fund would be distributed to the shareholders of the EM II Fund in liquidation of the EM II Fund, and (3) the EM II Fund would be subsequently terminated.

               For            247,793.230 shares     (52.61%)
               Against            361.000 shares      (0.07%)
               Abstain            928.000 shares      (0.20%)

   The Agreement and Plan of Reorganization was subsequently implemented as of the close of business February 11, 2000.

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

7. NET ASSETS

   At April 30, 2000, capital contributions, undistributed net investment income, accumulated net realized gain (loss) from security transactions and current period dividends and distributions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency, and foreign taxes on capital gains. The Fund reclassified ($285,636), from undistributed net investment loss to accumulated net realized gain on security transactions and foreign currency related items. The Fund reclassified $1,081,214, from accumulated net investment loss to capital contributions. The Fund reclassified $940,534 from accumulated net realized gain from security transactions to ordinary income. Net investment income, net realized gain (loss) or investments and net assets were not affected by these reclassifications.

8. CAPITAL LOSS CARRYOVER

   At April 30, 2000, capital loss carryovers available to offset possible future capital gains of the Fund were $59,603,866.

9. OTHER FINANCIAL HIGHLIGHTS

   The Fund offers three classes of shares, one class being referred to as the Common Class, one class being referred to as the Advisor Class, and one class being referred to as the Institutional Class. Common, Advisor, and Institutional shares in the Fund represent an equal pro rata interest in the Fund. The financial highlights for a Common Class share of the Fund as well as the financial highlights for an Advisor Class share of the Fund are as follows:

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                                        EMERGING MARKETS
                                  --------------------------------------------------------------------------------------
                                                                         COMMON CLASS
                                  --------------------------------------------------------------------------------------
                                   FOR THE SIX
                                   MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2000   ---------------------------------------------------------------------
                                   (UNAUDITED)       1999          1998            1997            1996          1995**
                                  ------------     --------       -------        --------        --------        -------
PER-SHARE DATA
Net asset value,
  beginning of period               $  9.27         $  6.59       $ 10.82        $  12.19        $  11.28        $ 10.00
                                    -------         -------       -------        --------        --------        -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)        (0.10)           0.05          0.11            0.04            0.07           0.08
  Net gains (losses) on
    investments and foreign
    currency related items (both
    realized and unrealized)           2.17            2.63         (3.86)          (1.34)           0.99           1.25
                                    -------         -------       -------        --------        --------        -------
      Total from investment
       activities                      2.07            2.68         (3.75)          (1.30)           1.06           1.33
                                    -------         -------       -------        --------        --------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income                             0.00            0.00         (0.04)          (0.03)          (0.08)         (0.05)
  Distributions from net realized
    gains                              0.00            0.00         (0.44)          (0.04)          (0.07)          0.00
                                    -------         -------       -------        --------        --------        -------
      Total dividends and
       distributions                   0.00            0.00         (0.48)          (0.07)          (0.15)         (0.05)
                                    -------         -------       -------        --------        --------        -------
NET ASSET VALUE, END OF PERIOD      $ 11.34         $  9.27       $  6.59        $  10.82        $  12.19        $ 11.28
                                    =======         =======       =======        ========        ========        =======
Total return                          22.33%+         40.67%       (35.95)%        (10.71)%          9.46%         13.33%+

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                    $85,540         $67,783       $60,189        $155,806        $218,421        $ 6,780
  Ratio of expenses to average
    net assets                         1.68%@          1.66%@        1.65%@          1.66%@          1.62%@         1.00%*
  Ratio of net income (loss) to
    average net assets                (1.52)%*          .55%         1.00%            .24%            .31%          1.25%*
  Decrease reflected in above
    operating expense ratios due
    to waivers/reimbursements           .51%*           .73%          .63%            .46%            .77%         11.08%*
Portfolio turnover rate              117.51%         196.07%       125.59%          92.48%          61.84%         57.76%

--------------------------------------------------------------------------------
** For the period December 30, 1994 (commencement of operations) through October 31, 1995.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to theCommon Class shares' expenses by .03%, .01%, .00%, .01% and .01% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.65%, 1.65%, 1.65%, 1.65% and 1.61% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
+   Non annualized.
*   Annualized.

WARBURG PINCUS EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIALHIGHLIGHTS -- (CONT'D)

                                                                     EMERGING MARKETS
                                       ---------------------------------------------------------------------------
                                                                      ADVISOR CLASS
                                       ---------------------------------------------------------------------------
                                         FOR THE SIX
                                        MONTHS ENDED                  FOR THE YEAR ENDED OCTOBER 31
                                       APRIL 30, 2000  -----------------------------------------------------------
                                         (UNAUDITED)     1999       1998           1997        1996         1995**
                                       --------------  --------    -------       --------     -------       ------
PER-SHARE DATA
  Net asset value, beginning of period     $  9.03      $  6.44    $ 10.87        $ 12.21     $ 11.30       $10.00
                                           -------      -------    -------        -------     -------       ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                0.13         0.04       0.21           0.00       (0.08)        0.14
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)            1.88         2.55      (4.16)         (1.33)       1.11         1.19
                                           -------      -------    -------        -------     -------       ------
      Total from investment activities        2.01         2.59      (3.95)         (1.33)       1.03         1.33
                                           -------      -------    -------        -------     -------       ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income        0.00         0.00      (0.04)          0.00       (0.05)       (0.03)
  Distributions from net realized gains       0.00         0.00      (0.44)         (0.01)      (0.07)        0.00
                                           -------      -------    -------        -------     -------       ------
      Total dividends and distributions       0.00         0.00      (0.48)         (0.01)      (0.12)       (0.03)
                                           -------      -------    -------        -------     -------       ------
NET ASSET VALUE, END OF PERIOD             $ 11.04      $  9.03    $  6.44        $ 10.87     $ 12.21       $11.30
                                           =======      =======    =======        =======     =======       ======
Total return                                 22.26%+      40.22%    (37.71)%       (10.94)%      9.20%       13.29%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)   $    86      $    42    $    26        $   266     $   149       $    1
  Ratio of expenses to average
    net assets                                1.93%@       1.91%@     1.90%@         1.90%@      1.90%@       1.22%*
  Ratio of net income (loss) to average
    net assets                               (1.91)%*       .81%      1.01%          (.09)%      (.57)%       1.76%*
  Decrease reflected in above
    operating expense ratios due to
    waivers/reimbursements                     .39%*        .80%       .94%           .58%        .65%       16.36%*
Portfolio turnover rate                     117.51%      196.07%    125.59%         92.48%      61.84%       57.76%

--------------------------------------------------------------------------------
** For the period December 30, 1994 (commencement of operations) through October 31, 1995.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expenses by .03%, .01%, .00%, .00% and .00% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.90% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
+   Non annualized.
*   Annualized.

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

                                [GRAPHIC OMITTED]
                              WARBURG PINCUS FUNDS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT

                      P.O. BOX 8500, BOSTON, MA 02266-8500
                                  800-222-8977

PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR.                          CSIEN-3-0400